SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS	12 Months Ended
Dec. 31, 2017
Disclosure Of Accounting Judgements And Estimates Assumptions [Abstract]
Disclosure of accounting judgements and estimates [text block]
4.	SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS

The preparation of the Company’s consolidated financial statements requires management to make judgments and/or estimates that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of expenses during the reporting period. These judgments and estimates are continuously evaluated and are based on management’s experience and knowledge of the relevant facts and circumstances. Actual results may differ from the estimates. The key areas where judgments, estimates and assumptions have been made are summarized below.

i)	Significant judgments in applying accounting policies
The areas which require management to make significant judgments in applying the Company’s accounting policies are:
a)	Impairment analysis – mineral properties
As required under IAS 36 – Impairment of Assets, the Company reviews its mineral properties for impairment based on results to date and when events and changes in circumstances indicate that the carrying value of the assets may not be recoverable. The Company is required to make certain judgments in assessing indicators of impairment. The Company’s assessment as at December 31, 2017 is that indicators of potential impairment exist. The primary indicators are a combination of various economic factors including expected future diamond prices and expected increases in operating and stripping costs over the life of the mine, consistent with the updated 43-101 report, identified by the Company (Note 8). The Company accordingly assessed for impairment, but determined no impairment existed. The Company’s assessment was that as at December 31, 2016 no indicator of an impairment in the carrying value of its mineral properties had occurred.

b)	Commencement of commercial production
There are a number of quantitative and qualitative measures the Company considers when determining if conditions exist for the transition from pre-commercial production to commencement of commercial production of an operating mine, which include:

⋅	all major capital expenditures have been completed to bring the mine to the condition necessary for it to be capable of operating in the manner intended by management;
⋅	mineral recoveries are at or near expected production levels;
⋅	the ability to sustain ongoing production of ore; and
⋅	the ability to operate the plant as intended.

The list of measures is not exhaustive and management takes into account the surrounding circumstances before making any specific decision, which required significant judgment.

ii)	Significant accounting estimates and assumptions
The areas which require management to make significant estimates and assumptions in determining carrying values include, but are not limited to:

a)	Mineral reserves and resources
Mineral reserve and resource estimates include numerous uncertainties and depend heavily on geological interpretations and statistical inferences drawn from drilling and other data, and require estimates of the future price for the commodity and future cost of operations. The mineral reserve and resources are subject to uncertainty and actual results may vary from these estimates. Results from drilling, testing and production, as well as material changes in commodity prices and operating costs subsequent to the date of the estimate, may justify revision of such estimates. Changes in the proven and probable mineral reserves or measured and indicated and inferred mineral resources estimates may impact the carrying value of the properties. This will also impact the carrying value of the decommissioning and restoration liability and future depletion charges.

b)	Provision for decommissioning and restoration
The decommissioning and restoration liability and the accretion recorded are based on estimates of future cash flows, discount rates, and assumptions regarding timing. The estimates are subject to change and the actual costs for the decommissioning and restoration liability may change significantly. Significant assumptions exist for the determination of what constitutes decommissioning and restoration. Judgment has been applied by management to determine which decommissioning and restoration costs have been appropriately capitalized to inventory, based on the nature of the costs incurred upon reaching commercial production.

c)	Stock options
The stock option pricing model requires the input of highly subjective assumptions including the expected life and volatility. Changes in the subjective input assumptions can materially affect the fair value estimate.

d)	Deferred taxes
Deferred income tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and on unused losses carried forward, and are measured using the substantively enacted tax rates that are expected to be in effect when the differences are expected to reverse or losses are expected to be utilized. Deferred tax assets are recorded to recognize tax benefits only to the extent that, based on available evidence, including forecasts, it is probable that they will be realized.